Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Infrastructure costs
Property and equipment	£ 1,556	£ 1,409	£ 1,360
Depreciation and amortisation	1,539	1,487	1,252
Lease payments	34	41	329
Impairment of property, equipment and intangible assets	194	33	9
Total Infrastructure costs	3,323	2,970	2,950
Administration and general expenses
Consultancy, legal and professional fees	567	590	729
Marketing and advertising	330	425	495
UK Bank levy	299	226	269
Other administration and general expenses	1,117	1,059	964
Total administration and general expenses	2,313	2,300	2,457
Staff costs	8,097	8,315	8,629
Litigation and conduct	153	1,849	2,207
Operating expenses	£ 13,886	£ 15,434	£ 16,243